Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other In Consolidated Statement Of Cash Flow [Abstract]
Non-cash employee benefit charges	$ 248	$ 294
Fair value adjustments	183	20
Net losses (gains) on foreign exchange and derivative financial instruments	179	(54)
Other	163	28
Total	$ 773	$ 288